Inventories, Net (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Inventories [Abstract]
Finished goods	$ 763,621	$ 440,640
Inventory valuation allowance	(83,889)	(100,785)	$ (149,837)
Inventories, net	$ 679,732	$ 339,855